Allowance for Loan Losses - Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for specific impairment	$ 11,135	$ 10,306
Loans collectively evaluated for general impairment	564,937	419,016
Acquired with deteriorated credit quality	749
Total Gross Loans	577,075	429,322
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for specific impairment	10,991	10,306
Loans collectively evaluated for general impairment	449,138	337,668
Acquired with deteriorated credit quality	749
Total Gross Loans	460,878	347,974
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for specific impairment	144
Loans collectively evaluated for general impairment	100,187	67,328
Total Gross Loans	100,331	67,328
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for general impairment	15,866	14,020
Total Gross Loans	$ 15,866	$ 14,020